(Loss)/earnings per share	12 Months Ended
Dec. 31, 2025
(Loss)/earnings per share
(Loss)/earnings per share
26	Earnings/(loss) per share

Basic earnings/(loss) per share (“EPS”) is computed by dividing the net profit/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year, adjusted for the effect of the Conversion Ratio as discussed in Note 1 and applied retrospectively to all prior years presented.

600,000 Earnout Shares, 897,384 warrants and 54,398 employees share options after the impact of reverse share split have been excluded from the calculation of weighted average shares outstanding, as they are deemed to be out of money during the year as the share price was significantly below exercise prices. Weighted average number of ordinary shares outstanding during the year ended 2025 includes 759,082 shares to be issued against pre-funded warrants, in line with IAS 33 - Earnings per Share.

In years where the Group was loss-making, potentially dilutive instruments all have an anti-dilutive impact and therefore have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding equity awards, warrants, share options and convertible loans and could potentially dilute earnings per share in the future.

26	Earnings/(loss) per share (continued)

The following table sets forth the computation of basic and dilutive profit/(loss) from:

	As of 31 December
	2025	2024	2023
	USD	USD	USD
Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	1,314,256	(11,065,062)	13,132,766
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company	(1,534)	795,369	(10,076,290)

Weighted average number of ordinary shares outstanding during the year for basic EPS	10,666,740	8,656,553	6,785,700

Weighted average number of ordinary shares adjusted for the effect of dilution	10,780,520	8,656,553	11,026,477

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic	0.12	(1.28)	1.94

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted	0.12	(1.28)	1.19

Profit/(loss) per share attributable to equity holders of the Parent Company – basic	0.12	(1.19)	0.45

Profit/(loss) per share attributable to equity holders of the Parent Company – Diluted	0.12	(1.19)	0.28